Financial instruments and risk management (Details 5) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) GBP (£) USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Financial instruments and risk management
Interest expenses	R$ (73,837)	R$ (29,729)	R$ (10,304)
Probable scenario (i)
Net exchange variation on transactions
Effect on earnings (increase)	(2,795)
Adverse Scenario (ii)
Net exchange variation on transactions
Effect on earnings (increase)	(16,845)
Remote Scenario (iii)
Net exchange variation on transactions
Effect on earnings (increase)	R$ (30,896)
Foreign currency appreciation - USD
Net exchange variation on transactions
Exchange rate variation in the year | $	5.2177
Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Exchange rate variation in the year | $	5.4039
Effect on earnings (increase)	R$ 6,924
Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Exchange rate variation in the year | $	6.7549
Effect on earnings (increase)	R$ 51,540
Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Exchange rate variation in the year | $	8.1059
Effect on earnings (increase)	R$ 96,155
Foreign currency appreciation - GBP
Net exchange variation on transactions
Exchange rate variation in the year | £	6.2785
Foreign currency appreciation - GBP | Probable scenario (i)
Net exchange variation on transactions
Exchange rate variation in the year | £	6.396
Effect on earnings (increase)	R$ (672)
Foreign currency appreciation - GBP | Adverse Scenario (ii)
Net exchange variation on transactions
Exchange rate variation in the year | £	7.995
Effect on earnings (increase)	R$ (9,812)
Foreign currency appreciation - GBP | Remote Scenario (iii)
Net exchange variation on transactions
Exchange rate variation in the year | £	9.594
Effect on earnings (increase)	R$ (18,953)
Short-term financial investments | Interest rate increase - CDI
Financial instruments and risk management
Net exposure	R$ 58,464
Period rates (%)	13.65%
Short-term financial investments | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Period rates (%)	13.95%
Interest income	R$ 175
Short-term financial investments | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Period rates (%)	17.44%
Interest income	R$ 2,216
Short-term financial investments | Interest rate increase - CDI | Remote Scenario (iii)
Financial instruments and risk management
Period rates (%)	20.93%
Interest income	R$ 4,256
Derivatives (interest rate swap) | Interest rate increase - Libor
Financial instruments and risk management
Net exposure	R$ 129,701
Period rates (%)	3.81%
Derivatives (interest rate swap) | Interest rate increase - Libor | Probable scenario (i)
Financial instruments and risk management
Period rates (%)	4.65%
Interest income	R$ 1,089
Derivatives (interest rate swap) | Interest rate increase - Libor | Adverse Scenario (ii)
Financial instruments and risk management
Period rates (%)	5.81%
Interest income	R$ 2,594
Derivatives (interest rate swap) | Interest rate increase - Libor | Remote Scenario (iii)
Financial instruments and risk management
Period rates (%)	6.98%
Interest income	R$ 4,112
Financial investments | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	18,456
Financial investments | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	3,437
Financial investments | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	28,371
Financial investments | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	53,305
Loans and borrowings | Interest rate increase - CDI
Financial instruments and risk management
Net exposure	R$ (298,443)
Period rates (%)	13.65%
Loans and borrowings | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Period rates (%)	13.95%
Interest expenses	R$ (895)
Loans and borrowings | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Period rates (%)	17.44%
Interest expenses	R$ (11,311)
Loans and borrowings | Interest rate increase - CDI | Remote Scenario (iii)
Financial instruments and risk management
Period rates (%)	20.93%
Interest expenses	R$ (21,727)
Loans and borrowings | Interest rate increase - Libor
Financial instruments and risk management
Net exposure	R$ (129,701)
Period rates (%)	3.81%
Loans and borrowings | Interest rate increase - Libor | Probable scenario (i)
Financial instruments and risk management
Period rates (%)	4.65%
Interest expenses	R$ (1,089)
Loans and borrowings | Interest rate increase - Libor | Adverse Scenario (ii)
Financial instruments and risk management
Period rates (%)	5.81%
Interest expenses	R$ (2,594)
Loans and borrowings | Interest rate increase - Libor | Remote Scenario (iii)
Financial instruments and risk management
Period rates (%)	6.98%
Interest expenses	R$ (4,112)
Loans and borrowings | Interest rate increase - SOFR
Financial instruments and risk management
Net exposure	R$ (341,170)
Period rates (%)	4.31%
Loans and borrowings | Interest rate increase - SOFR | Probable scenario (i)
Financial instruments and risk management
Period rates (%)	4.88%
Interest expenses	R$ (1,945)
Loans and borrowings | Interest rate increase - SOFR | Adverse Scenario (ii)
Financial instruments and risk management
Period rates (%)	6.10%
Interest expenses	R$ (6,107)
Loans and borrowings | Interest rate increase - SOFR | Remote Scenario (iii)
Financial instruments and risk management
Period rates (%)	7.32%
Interest expenses	R$ (10,269)
Loans and borrowings | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	(42,837)
Loans and borrowings | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(7,976)
Loans and borrowings | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(65,849)
Loans and borrowings | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(123,723)
Derivatives | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	20,003
Derivatives | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	3,724
Derivatives | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	30,748
Derivatives | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	57,772
Suppliers and other payables | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	(811)
Suppliers and other payables | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(151)
Suppliers and other payables | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(1,246)
Suppliers and other payables | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(2,341)
Suppliers and other payables | Foreign currency appreciation - GBP
Net exchange variation on transactions
Amount of exchange rate variation in the year	(361)
Suppliers and other payables | Foreign currency appreciation - GBP | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(42)
Suppliers and other payables | Foreign currency appreciation - GBP | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(619)
Suppliers and other payables | Foreign currency appreciation - GBP | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(1,196)
Trade receivables | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	58,381
Trade receivables | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	10,871
Trade receivables | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	89,744
Trade receivables | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	168,617
Trade receivables | Foreign currency appreciation - GBP
Net exchange variation on transactions
Amount of exchange rate variation in the year	8,147
Trade receivables | Foreign currency appreciation - GBP | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	957
Trade receivables | Foreign currency appreciation - GBP | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	13,985
Trade receivables | Foreign currency appreciation - GBP | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	27,012
Lease liabilities | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	(5,586)
Lease liabilities | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(1,040)
Lease liabilities | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(8,587)
Lease liabilities | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(16,134)
Lease liabilities | Foreign currency appreciation - GBP
Net exchange variation on transactions
Amount of exchange rate variation in the year	(161)
Lease liabilities | Foreign currency appreciation - GBP | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(19)
Lease liabilities | Foreign currency appreciation - GBP | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(276)
Lease liabilities | Foreign currency appreciation - GBP | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(533)
Accounts payable for business combination | Interest rate increase - CDI
Financial instruments and risk management
Net exposure	R$ (43,348)
Period rates (%)	13.65%
Accounts payable for business combination | Interest rate increase - CDI | Probable scenario (i)
Financial instruments and risk management
Period rates (%)	13.95%
Interest expenses	R$ (130)
Accounts payable for business combination | Interest rate increase - CDI | Adverse Scenario (ii)
Financial instruments and risk management
Period rates (%)	17.44%
Interest expenses	R$ (1,643)
Accounts payable for business combination | Interest rate increase - CDI | Remote Scenario (iii)
Financial instruments and risk management
Period rates (%)	20.93%
Interest expenses	R$ (3,156)
Accounts payable for business combination | Foreign currency appreciation - USD
Net exchange variation on transactions
Amount of exchange rate variation in the year	(14,582)
Accounts payable for business combination | Foreign currency appreciation - USD | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(1,941)
Accounts payable for business combination | Foreign currency appreciation - USD | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(21,641)
Accounts payable for business combination | Foreign currency appreciation - USD | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(41,341)
Accounts payable for business combination | Foreign currency appreciation - GBP
Net exchange variation on transactions
Amount of exchange rate variation in the year	(13,342)
Accounts payable for business combination | Foreign currency appreciation - GBP | Probable scenario (i)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(1,568)
Accounts payable for business combination | Foreign currency appreciation - GBP | Adverse Scenario (ii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	(22,902)
Accounts payable for business combination | Foreign currency appreciation - GBP | Remote Scenario (iii)
Net exchange variation on transactions
Amount of exchange rate variation in the year	R$ (44,236)